Service Shares | BlackRock Large Cap Core Fund
Fund Overview Key Facts About BlackRock Large Cap Core Fund
Investment Objective

The investment objective of BlackRock Large Cap Core Fund ("Core Fund" or the "Fund"), a series of BlackRock Large Cap Series Funds, Inc., is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Service Shares of Core Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Service Shares BlackRock Large Cap Core Fund
Management Fee	[1]	0.47%
Distribution and/or Service (12b-1) Fees	[1]	0.25%
Other Expenses	[1]	0.53%
Administration Fee	[1]	0.25%
Miscellaneous Other Expenses	[1]	0.28%
Total Annual Fund Operating Expenses	[1]	1.25%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of Master Large Cap Core Portfolio ("Master Core Portfolio" or the "Portfolio"), a series of Master Large Cap Series LLC. Management fees are paid by Master Core Portfolio.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Service Shares BlackRock Large Cap Core Fund	127	397	686	1,511

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 129% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Core Fund seeks to achieve its objective by investing at least 80% of its assets in equity securities, primarily common stock, of large cap companies located in the United States that BlackRock Advisors, LLC ("BlackRock") selects from among those that are, at the time of purchase, included in the Fund's benchmark, the Russell 1000® Index. Equity securities consist primarily of common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. Large cap companies are companies that at the time of purchase have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index. As of June 24, 2011, the most recent rebalance date, the lowest market capitalization in this group was $1.6 billion. The market capitalizations of companies in the index change with market conditions and the composition of the index.

The Fund will use an investment approach that blends growth and value. Growth companies are those whose earnings growth potential appears to the Fund management team to be greater than the market in general and whose revenue growth is expected to continue for an extended period. Stocks of growth companies typically pay relatively low dividends and sell at relatively high valuations. Value companies are those that appear to be undervalued by the market as measured by certain financial formulas.

The Fund is a "feeder" fund that invests all of its assets in Master Core Portfolio, which has the same investment objective and strategies as the Fund. All investments are made at the Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the Portfolio. For simplicity, the prospectus uses the terms "Core Fund" or "Fund" (as applicable) to include the Portfolio.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Core Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

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Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Performance Information

The Service Shares commenced operations on September 24, 2007. Prior to inception of the Service Share class, the performance shown is based on Core Fund's Institutional Shares, which are offered by a separate prospectus. The returns for the Service Shares, however, are adjusted to reflect the service fees applicable to the Service Shares.

The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Service Share performance to that of the Russell 1000® Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Updated information on the Fund's results can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Service Shares ANNUAL TOTAL RETURNS Core Fund As of 12/31
[1]	A portion of the Fund's total return was attributable to proceeds received in the fiscal period ended September 30, 2009 in a settlement of litigation.

During the ten-year period shown in the bar chart, the highest return for a quarter was 14.81% (quarter ended June 30, 2003) and the lowest return for a quarter was –21.25% (quarter ended September 30, 2011).

As of 12/31/11 Average Annual Total Returns
Average Annual Total Returns - Service Shares	1 Year	5 Years		10 Years
BlackRock Large Cap Core Fund	(0.28%)	(2.61%)	[1]	3.34%	[1]
BlackRock Large Cap Core Fund Return After Taxes on Distributions	(0.28%)	(3.08%)	[1]	2.89%	[1]
BlackRock Large Cap Core Fund Return After Taxes on Distributions and Sale of Shares	(0.18%)	(2.26%)	[1]	2.83%	[1]
BlackRock Large Cap Core Fund Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	[1]	3.34%	[1]
[1]	A portion of the Fund's total return was attributable to proceeds received in the fiscal period ended September 30, 2009 in a settlement of litigation.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.